Cover	Nov. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 24, 2021
Current Fiscal Year End Date	--09-26
Entity File Number	1-6227
Entity Registrant Name	LEE ENTERPRISES, INCORPORATED
Entity Central Index Key	0000058361
Entity Tax Identification Number	42-0823980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4600 East 53rd Street
Entity Address, City or Town	Davenport
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52807
City Area Code	563
Local Phone Number	383-2100
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	LEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false